ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY (Tables)	9 Months Ended
Sep. 30, 2022
Real Estate [Abstract]
Disclosure of Long Lived Assets Held-for-sale
A rollforward of assets held-for-sale for the nine months ended September 30, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$200
Additions	2,774
Reclassifications	(120)
Sales	(2,774)
Balance as of September 30, 2022	$80

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the nine months ended September 30, 2022 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$50,364
Measurement period adjustments	1,304
Land sales	(14,826)
Balance as of September 30, 2022	$36,842